Income Taxes (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mexico [Member]
Income Taxes (Details) [Line Items]
Tax rate	30.00%
Guatemala [Member]
Income Taxes (Details) [Line Items]
Tax rate		25.00%
United States [Member]
Income Taxes (Details) [Line Items]
Tax rate			21.00%